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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /     (a)
               or fiscal year ending: 12/31/2005 (b)

Is this a transition report?   (Y/N):                    N
                                                       ------
                                                        Y/N

Is this an amendment to a previous filing?   (Y/N):      N
                                                       -----
                                                        Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

      B. File Number: 811 -06584

      C. Telephone Number: (617) 663-3812

2. A. Street: 100 Summit Lake Drive, Second Floor

      B. City:  Valhalla  C.  State:  NY         D. Zip Code: 10595     Zip Ext.

      E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------    N
                                                                           -----
                                                                            Y/N

4. Is this the last filing on this form by Registrant?  (Y/N)------------    N
                                                                           -----
                                                                            Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-------    N
                                                                           -----
   [If answer is "Y" (Yes), complete only items 89 through 110.]            Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------    Y
                                                                           -----
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

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      For period ending 12/31/2005
      File number 811- 06584

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: ________________________________________

     B. [/] File Number (if any): __________________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: ______________

111. A. [/] Depositor Name: ________________________________________

     B. [/] File Number (if any): __________________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: ______________

112. A. [/] Sponsor Name: __________________________________________

     B. [/] File Number (if any): __________________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: _____________

112. A. [/] Sponsor Name: __________________________________________

     B. [/] File Number (if any): __________________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: _____________

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For period ending 12/31/2005

      File number 811- 06584

113. A. [/] Trustee Name: _______________________________________

     B. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     C. [/] Foreign Country: ____________Foreign Postal Code: ______________

113. A. [/] Trustee Name: ___________________________________________

     B. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     C. [/] Foreign Country: ____________Foreign Postal Code: ______________

114. A. [/] Principal Underwriter Name: ____________________________

     B. [/] File Number (if any): ______________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: _____________

114. A. [/] Principal Underwriter Name: ____________________________

     B. [/] File Number (if any): ______________________________

     C. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     D. [/] Foreign Country: ____________Foreign Postal Code: _____________

115. A. [/] Independent Public Accountant Name: _____________________

     B. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     C. [/] Foreign Country: ____________Foreign Postal Code: ______________

115. A. [/] Independent Public Accountant Name: _____________________

     B. [/] City: ___________State: ________Zip Code: ______Zip Ext: ______

     C. [/] Foreign Country: ____________Foreign Postal Code: ______________

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      For period ending 12/31/2005
      File number 811-  06584

116. Family of investment companies information:

      A. [/] Is Registrant part of a family of investment companies?
           (Y/N) ------------------
                                                                         _______
                                                                          Y/N

      B. [/] Identify the family in 10 letters: MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/] Is Registrant a separate account of an insurance company?
           (Y/N) ---------------
                                                                         _______
                                                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

      B. [/] Variable annuity contracts? (Y/N) ----------------------
                                                                         _______
                                                                          Y/N

      C. [/] Schedule premium variable life contracts?
            (Y/N) ------------
                                                                         _______
                                                                          Y/N

      D. [/] Flexible premium variable life contracts?
           (Y/N) -------------
                                                                         _______
                                                                          Y/N

      E. [/] Other types of insurance products registered under
                 the Securities Act of 1933?  (Y/N) ----------------
                                                                         _______
                                                                          Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the
             Securities Act of 1933 ---------------                         1
                                                                         -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
             effective during the period --------------                     1
                                                                         -------

120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in
              item 119 ($000's omitted) -------------                    _______

121. [/]  State the number of series for which a current
              prospectus was in existence at the end of the
              period ----------------                                       1
                                                                         -------

122. [/]  State the number of existing series for which
              additional units were registered under the Securities
              Act of 1933 during the current period ----------           _______

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      For period ending  12/31/2005
      File number 811-   06584

123. [/] State the total value of the additional units considered
             in answering item 122 ($000's omitted) -----------------    $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
             current period (the value of these units is to be
             measured on the date they were placed in the subsequent
             series) ($000's omitted) -------------------------------    _______

125. [/] State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal
             underwriter during the current period solely from the
             sale of units of all series of Registrant ($000's
             omitted) -----------------------------------------------    _______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio
        of a subsequent series). ($000's omitted) -------------------    _______

127. List opposite the appropriate description below the numberS of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                         Total                   Total Income
                                                                      Number             Assets                  Distributions
                                                                     of Series          ($000's                    ($000's
                                                                     Investing           omitted)                  omitted)
                                                                     ---------         ------------              --------------
A   U.S. Treasury direct issue-------------------------------------    _______          $                             $
B   U.S. Government agency-----------------------------------------    _______          $                             $
C   State and municipal tax-free-----------------------------------    _______          $                             $
D   Public utility debt--------------------------------------------    _______          $                             $
E   Broker or dealers debt or debt of brokers' or dealers'                              $                             $
    parent---------------------------------------------------------    _______
F   All other corporate intermed. & long-term debt-----------------    _______          $                             $
G   All other corporate short-term debt----------------------------    _______          $                             $
H   Equity securities or brokers or dealers or parents of brokers or                    $                             $
    dealers--------------------------------------------------------    _______
I   Investment company equity securities---------------------------    _______          $                             $
J   All other equity securities------------------------------------       1             $ 2,852,430                   $ 0
                                                                       _______
K   Other securities-----------------------------------------------    _______          $                             $
L   Total assets of all series of Registrant                              1             $ 2,852,430                   $

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     For period ending  12/31/2005
     File number 811-   06584

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N) ------------------------------------------- _______
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N) ---------
                                                                         _______
                                                                           Y/N

             [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
             identified in item 129 derived from insurance or
             guarantees? (Y/N)-----------------------------------------
                                                                         _______
                                                                           Y/N

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) ----------------------  $41,721
                                                                         -------

132. [/] List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

     811-  06584   811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________
     811-  ______  811-  _______  811-  _______  811-  ________  811-  ________

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      For period ending  12/31/2005
      File number 811-   06584

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

        /s/ Yiji Starr
        --------------------
        By:
        Yiji Starr
        Vice President & CFO Annuities

       /s/ ARNOLD R. BERGMAN
       -----------------------
       Witness:
       Arnold R. Bergman
       Chief Counsel Annuities